Convertible Notes (Details Narrative) - Scienture Inc [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes issued bear interest rate percentage		8.00%	8.00%	2.00%
Debt outstanding principal amount	$ 3,665,220		$ 3,665,220	$ 2,950,000
Maturity date		December 2023	December 31,2023
Interest expenses			$ 152,423	$ 76,705
Preferred Stock [Member]
Conversion of debt, amount	$ 276,233
Conversion of debt, shares	965,567